Information by business segment and geographic area (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 38,403	$ 38,056	$ 41,784
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 30,130	$ 31,444	34,079
Iron Solutions [Member] | Single Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 4,239